Commitments and contingencies - Future aggregate minimum payments (Details) $ in Thousands	Jun. 30, 2018 CAD ($)
Year ending June 30, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum payments	$ 9,884
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum payments	8,933
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum payments	7,563
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum payments	6,925
Beyond 2022
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum payments	$ 26,762